Income Taxes - Summary of Company's Deferred Taxes (Parenthetical) (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Income Tax Disclosure [Abstract]
Valuation allowance deferred tax assets increase decrease amount	$ 6.9	$ 2.8